Share capital and warrants	12 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
Share capital and warrants
2 1 .	Share capital and warrants
Authorized in unlimited number and without par value
Common shares; and
Preferred shares, issuable in one or more series.
All issued shares were fully paid on November 30, 2021 and 2020.
Common shareholders are entitled to receive dividends as declared by the Company at its discretion and are entitled to one vote per share at the Company’s annual general meeting.
No preferred shares are outstanding.

( a)	Public offering
On January 19, 2021, the Company completed a public offering for the sale and issuance of 16,727,900 units at a price of $2.75 per unit for a gross cash consideration of $46,002, including the full exercise of the over-allotment option.
Each unit
was comprised of
one common share of the Company and
one-half
of one common share purchase warrant of the
Company (each whole warrant, a “Warrant”) and is classified
 in Share Capital and Warrants within equity.
Share issuance costs of $3,394 were recorded against the deficit.

As at November 30, 2021, 233,400 Warrants were exercised

for proceeds of $742,
and there were 8,130,550 Warrants outstanding. Each Warrant entitles the holder thereof to purchase one common share at an exercise price of $3.18 at any time until January 19, 2024.

( b)	Milestone oncology
In March 2021, the Company issued 481,928
common
shares under the terms of the acquisition agreement entered into with all of the shareholders of Katana for Katana’s in-licensed
oncology platform. The purchase price for the oncology platform provided for share-based consideration to be issued upon attainment of two milestones. The first milestone was achieved in March 2021. The estimated fair value of the share-based consideration of $668 initially recorded in contributed surplus on the date of the acquisition was reclassified to share capital (Note 13).
(c)	ATM program
Under the terms of a sales agreement dated July 23, 2021, the Company may issue and sell from time to time its common shares, having an aggregate offering price of up to $50,000, through or to the Agent, as agent or principal, in the United States. Sales of the common shares will be made in transactions that are deemed to be
“at-the-market
distributions” (ATM). No common shares will be sold on the TSX or on other trading markets in Canada as
“at-the-market
distributions”. Subject to the terms and conditions of the sales agreement, the Agent will use its commercially reasonable efforts to sell the common shares from time to time, based upon the Company’s instructions. The Common Shares would be issued at market prices prevailing at the time of the sale and, as a result, prices may vary between purchasers and during the period of distribution. The Agent will be entitled to compensation at a fixed commission rate of three percent (3.0%) of the gross sales price per common share sold. The Company has no obligation to sell any of the common shares. Either the Company or the Agent may terminate the sales agreement in their sole discretion at any time by giving written notice. As at November 30, 2021, no common shares were issued. Total costs of $621 incurred in connection with the ATM program were recorded as deferred financing costs in the Consolidated Statements of Financial Position.

(d)	DSU plan
On December 10, 2010, the Board of Directors adopted a deferred stock unit plan (the “DSU Plan”) for the benefit of its directors and officers (the “Beneficiaries”). The goal of the DSU Plan is to increase the Company’s ability to attract and retain high-quality
individuals to act as directors or officers and to better align their interests with those of the shareholders of the Company in the creation of long-term
value. Under the terms of the DSU Plan, Beneficiaries who are directors are entitled to elect to receive all or part of their annual retainer to act as directors or Chair of the Board in DSUs. Beneficiaries who act as officers are entitled to elect to receive all or part of their annual bonus, if any, in DSUs. The value of a DSU is used to determine the number of DSUs a Beneficiary may be granted or the value to be paid to a Beneficiary upon redemption. This value is equal to the average closing price of the common shares on the Toronto Stock Exchange on the date on which the Company is entitled to grant DSUs, or on the date on which a Beneficiary redeems them, and during the four previous trading days.
DSUs may only be redeemed when a Beneficiary ceases to act as a director or an officer of the Company. Upon redemption, the Company must provide a Beneficiary with an amount in cash equal to the DSU value on the redemption date. Beneficiaries may not sell, transfer or otherwise assign their DSU or any rights associated therewith other than by will or in accordance with legislation regarding the vesting and partition of successions.
DSUs are totally vested at the grant date. In the case of DSUs granted to officers for annual bonuses, a DSU liability is recorded at the grant date in place of the liability for the bonus payments. In the case of directors, the expense related to DSUs and their liabilities is recognized at the grant date. During the year ended November 30, 2021, $78 (2020 – $33) was recorded as an expense and is included in general and administrative expenses. The liability related to DSUs is adjusted periodically to reflect any change in the market value of the common shares. As at November 30, 2021, a loss of $209 (2020 –
gain
of $157) was recognized within finance costs (Note 5). As at November 30, 2021, the Company had a total 215,508 DSUs outstanding (2020 – 220,171 DSUs) and a liability related to the DSUs of $710 (2020 – liability of $508).
Cash-settled
forward stock contracts
To protect against fluctuations in the value of DSUs, the Company entered into cash-settled
forward stock contracts. They were not designated as hedging instruments for accounting purposes. As at November 30, 2021 and 2020, the cash-settled
forward stock contracts outstanding correspond to a
total of 220,171
common shares at a price
 of $5.84 per share (2020 – $5.75
per share) expiring on December 21, 2022 (2020 – December 21, 2021). As at November 30, 2021, the fair value of cash-settled forward stock contracts was $740 (2020 – $520) and is recorded in derivative financial assets. During the year ended November 30, 2021, a gain of $212 (2020 –

lo
ss of
 $166) related to the change in fair value of derivative financial assets was recognized within finance costs
.

(e)	Share Appreciation Rights (SARs)
On October 4, 2018, the Company’s Board of Directors approved a SARs plan for its consultants that entitles the grantee to receive a cash payment based on the increase in the stock price of the Company’s common shares from the grant date to the settlement date. The exercise date of an SAR may not be later than 10 years after the grant date. Generally, the SARs vest over a period of three years.
For the year ended November 30, 2021, $53 (2020 – $13) was recorded as share-based compensation expense for the SARs plan. Since these awards will be cash-settled, the fair value of SARs granted is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions.

Granted in 2019	Measurement date as at November 30, 2021	Measurement date as at November 30, 2020

Risk-free interest rate	1.57%	0.67%

Expected volatility	59%	64.6%

Average option life in years	5.2 years	6.25 years

S hare price	$3.29 (CA$4.21)	$2.31 (CA$3.00)

Option exercise price	$6.30 (CA$8.05)	$6.19 (CA$8.05)

Granted in 2021	Measurement date as at November 30, 2021

Risk-free interest rate	1.57%

Expected volatility	65.5%

Average option life in years	8.2 years

Share price	$3.29 (CA$4.21)

Option exercise price	$3.38 (CA$4.32)

The
risk-free
interest rate is based on the implied yield on a Canadian government zero-coupon
issue, with a remaining term equal to the expected term of the SAR. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of the SAR is estimated taking into consideration the vesting period at the grant date, the life of the SAR and the average length of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
The following table summarizes the grant date weighted average fair value of SARs granted during the year ended November 30, 2021. No SARs were granted in 2020.

	Number of SARs		Weighted average grant date fair value

2021	75,000	$	2.13 (CA$2.73)
(f)	Shareholder rights plan
On April 10, 2019, the Company’s Board of Directors approved the amendment and renewal of the shareholder rights plan and, on the same date, the Company and Computershare Trust Services of Canada entered into an amended and restated shareholder rights plan agreement (the “Plan”). The Plan was approved by the shareholders on May 15, 2019. The Plan is designed to provide adequate time for the Board and the shareholders to assess an unsolicited takeover bid for the Company. In addition, the Plan provides the Board with sufficient time to explore and develop alternatives for maximizing shareholder value if a takeover bid is made, as well as provide shareholders with an equal opportunity to participate in a takeover bid to receive full and fair value for their common shares. The Plan will expire at the closure of the Company’s annual meeting of shareholders in 2022 unless the Plan is reconfirmed and approved by shareholders at such meeting.
The rights issued under the Plan will initially attach to and trade with the common shares, and no separate certificates will be issued unless a triggering event occurs. The rights will become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding shares without complying with the “Permitted Bid” provisions of the Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Plan, each right would, upon exercise and payment of $5.00 per right, entitle a rights holder, other than the acquiring person and related parties, to purchase a number of common shares at twice the exercise price of $5.00 per right based on the average weighted market price of the common shares for the last 20 trading days preceding the common share acquisition date (as defined in the Plan’s rights).
Under the Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, at least 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, has been tendered, the offeror may take up and pay for the common shares, but must extend the bid for a further 10 days to allow other shareholders to tender.
(g)	Stock option plan
The Company has established a stock option plan under which it can grant its directors, officers, employees, researchers and consultants non-transferable
options for the purchase of common shares. The exercise date of an option may not be later than 10 years after the grant date. A maximum number of 7,700,000 options can be granted under the stock option plan. Generally, the options vest at the grant date or over a period of up to three years. As at November 30, 2021, 4,251,404 options could still be granted by the Company under the plan (2020 – 2,379,863).
All options are to be settled by the physical delivery of common shares.

Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option
	Number of options	CA$	US$

Options outstanding as at November 30, 2019	2,415,784	$3.94	$2.96

Granted – CA$	1,077,721	3.06	2.25

Forfeited and expired – CA$	(229,812)	4.72	3.47

Exercised (share price: CA$8.65 (US$6.57))	(60,000)	3.38	2.40

Options outstanding as at November 30, 2020	3,203,693	$3.59	$2.76

Granted – CA$	1,057,831	3.94	3.10

Forfeited and expired – CA$	(406,240)	6.61	5.26

Exercised (share price: CA$4.18 (US$3.36))	665,000	1.11	0.89

Options outstanding as at November 30, 2021 – CA$	3,190,284	$3.83	$3.00

Options exercisable as at November 30, 2021 – CA$	1,630,476	$3.96	$3.10

Options exercisable as at November 30, 2020 – CA$	2,063,672	$3.43	$2.64

Options outstanding in US$

Options as at November 30, 2020 – US$	12,500	-	2.35

Granted – US$	102,608	-	3.18

Forfeited – US$	(34,375)	-	3.06

Options outstanding as at November 30, 2021 – US$	80,733	$-	$3.09

Options exercisable as at November 30, 2021 – US$	4,166	$-	$2.35

Options exercisable as at November 30, 2020 – US$	-	$-	$-
The following table provides stock option information as at November 30, 2021 (options outstanding in CA$).

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$

0.25 – 1.19	0.19 – 0.92	314,660	1.12	0.36	0.28

2.01 – 3.75	1.55 – 2.89	1,310,453	7.32	2.80	2.19

3.76 – 6.00	2.89 – 4.62	1,108,074	8.84	4.15	3.25

6.01 – 9.00	4.62 – 6.93	318,733	6.95	7.92	6.20

9.01 – 10.00	6.93 – 1.70	138,364	6.35	9.56	7.48

		3,190,284	7.16	3.83	3.00
The following table provides stock option information as at November 30, 2021 (options outstanding in US$).

Price range		Number of options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$

	2.01 – 3.75	80,733	9.32	3.09

(g)	Stock option plan (continued)

For the year ended November 30, 2021, $1,879 (2020 – $1,414) was recorded as share-based
compensation expense for the stock option plan. The fair value of options granted in 2021 and 2020 was estimated at the grant date using the
Black-Scholes
model and the following weighted average assumptions.

Options granted in CA$	2021	2020

Risk-free interest rate	1.35%	0.95%

Expected volatility	70%	74%

Average option life in years	8.5 years	8.5 years

Grant-date share price	$3.10 (CA$3.94)	$2.25 (CA$3.06)

Option exercise price	$3.10 (CA$3.94)	$2.25 (CA$3.06)

Options granted in US$		2021		2020

Risk-free interest rate		1.37%		0.74%

Expected volatility		72%		78%

Average option life in years		8.5 years		8.5 years

Grant-date share price	$	3.18	$	2.35

Option exercise price	$	3.18	$	2.35

The
risk-free
interest rate is based on the implied yield on a Canadian or U.S. government zero-coupon
issue, with a remaining term equal to the expected term of the option. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of the options is estimated taking into consideration the vesting period at the grant date, the life of the option and the average length of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2021 and 2020.

Options granted in CA$	Number of stock options granted		Weighted average grant date fair value

2021	1,057,831	$	2.13 (CA$2.72)

2020	1,077,721	$	1.71 (CA$2.22)

Options granted in US$	Number of stock options granted		Weighted average grant date fair value

2021	102,608	$	2.22

2020	12,500	$	1.70
The
Black-Scholes
model used by the Company to calculate option values was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differs from the Company’s stock option awards. This model also requires four highly subjective assumptions, including future stock price volatility and average option life, which greatly affect the calculated values.

(h)	Loss per share
The calculation of basic loss per share was based on the net loss attributable to common shareholders of the Company of $31,725 (2020 – $22,667) and a weighted average number of common shares outstanding of 92,350,198 (2020 – 76,991,635), calculated as follows.

	2021	2020

Issued common shares as at December 1	77,013,411	76,953,411

Effect of share options exercised	374,247	38,224

Effect of public issue common shares	14,816,285	-

Effect of broker warrants exercised	146,255	-

Weighted average number of common shares, basic and diluted	92,350,198	76,991,635
For the year ended November 30, 2021, 3,271,017 (2020 – 3,216,193)
share options, 8,130,550 Warrants (2020 – nil)
 and 3,872,053 common shares potentially issuable from the conversion of the $57,500 aggregate principal amount of convertible unsecured senior notes (Note 1
8
), that may potentially dilute earnings per share in the future, were excluded from the weighted average number of diluted common shares calculation as their effect would have been anti-dilutive.
The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.

(i)	Accumulated other comprehensive income (loss)

	2021	2020

Unrealized losses on FVOCI financial assets, net of tax	$(195)	$2

Cumulative exchange difference on translation of foreign operations	151	(483)

	$(44)	$(481)